Consolidated balance sheet - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	$ 242,859	$ 267,674
Hong Kong Government certificates of indebtedness	44,063	42,293
Trading assets	366,153	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	133,063	115,769
Derivatives	237,740	268,637
Loans and advances to banks	108,462	102,039
Loans and advances to customers	988,399	930,658
Reverse repurchase agreements – non-trading	298,392	252,549
Financial investments	567,211	493,166
Assets held for sale	11,115	27,234
Prepayments, accrued income and other assets	184,794	152,740
Current tax assets	864	1,313
Interests in associates and joint ventures	29,577	28,909
Goodwill and intangible assets	13,107	12,384
Deferred tax assets	7,235	6,841
Total assets	3,233,034	3,017,048
Liabilities
Hong Kong currency notes in circulation	44,063	42,293
Deposits by banks	97,952	73,997
Customer accounts	1,786,828	1,654,955
Repurchase agreements – non-trading	204,974	180,880
Trading liabilities	72,122	65,982
Financial liabilities designated at fair value	158,456	138,727
Derivatives	237,854	264,448
Debt securities in issue	99,675	105,785
Liabilities of disposal groups held for sale	23,382	29,011
Accruals, deferred income and other liabilities	142,123	130,340
Current tax liabilities	3,037	1,729
Insurance contract liabilities	122,955	107,629
Provisions	3,441	1,724
Deferred tax liabilities	2,100	1,317
Subordinated liabilities	28,406	25,958
Total liabilities	3,027,368	2,824,775
Equity
Called up share capital	8,588	8,973
Share premium account	111	14,810
Other equity instruments	20,716	19,070
Other reserves	(795)	(10,282)
Retained earnings	169,605	152,402
Total shareholders’ equity	198,225	184,973
Non-controlling interests	7,441	7,300
Total equity	205,666	192,273
Total liabilities and equity	$ 3,233,034	$ 3,017,048